Document and Entity Information	Apr. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 29, 2026
Entity File Number	001-41686
Entity Registrant Name	Peakstone Realty Trust
Entity Central Index Key	0001600626
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-4654479
Entity Address, Address Line One	400 North Continental Boulevard
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	310
Local Phone Number	606-3200
Title of 12(b) Security	Common shares, $0.001 par value per share
Trading Symbol	PKST
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false